Accounts receivable, net	12 Months Ended
Sep. 30, 2025
Credit Loss [Abstract]
Accounts receivable, net

Note 3. Accounts receivable, net

Accounts receivable consists of the following:

	As of	As of
	September 30,	September 30,
	2025	2024
Accounts receivable	$2,617,164	$1,349,808
Less: allowance for credit losses	-	-
Accounts receivable, net	$2,617,164	$1,349,808